Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 19, 2017
Registrant Name	ROYCE FUND
Central Index Key	0000709364
Amendment Flag	false
Document Creation Date	Jun. 19, 2017
Document Effective Date	Jun. 19, 2017
Prospectus Date	May 01, 2017
Royce ISI Prospectus | Royce Dividend Value Fund | Service Class
Prospectus:
Trading Symbol	RYDVX
Royce ISI Prospectus | Royce Dividend Value Fund | Investment Class
Prospectus:
Trading Symbol	RDVIX
Royce ISI Prospectus | Royce Dividend Value Fund | Institutional Class
Prospectus:
Trading Symbol	RDIIX
Royce ISI Prospectus | Royce Global Financial Services Fund | Service Class
Prospectus:
Trading Symbol	RYFSX
Royce ISI Prospectus | Royce Global Financial Services Fund | Institutional Class
Prospectus:
Trading Symbol	RGFIX
Royce ISI Prospectus | Royce Total Return Fund | Institutional Class
Prospectus:
Trading Symbol	RTRIX
Royce ISI Prospectus | Royce Total Return Fund | Service Class
Prospectus:
Trading Symbol	RYTFX
Royce ISI Prospectus | Royce Total Return Fund | Investment Class
Prospectus:
Trading Symbol	RYTRX
Royce CRK Prospectus | Royce Dividend Value Fund | Consultant Class
Prospectus:
Trading Symbol	RDVCX
Royce CRK Prospectus | Royce Total Return Fund | Consultant Class
Prospectus:
Trading Symbol	RYTCX
Royce CRK Prospectus | Royce Total Return Fund | R Class
Prospectus:
Trading Symbol	RTRRX
Royce CRK Prospectus | Royce Total Return Fund | K Class
Prospectus:
Trading Symbol	RTRKX
Royce W Class Prospectus | Royce Total Return Fund | W Class
Prospectus:
Trading Symbol	RTRWX